Statements of Assets and Liabilities (USD $)	Mar. 31, 2012	Dec. 31, 2011
Equity in broker trading accounts
Cash at broker	$ 1,195,025	$ 1,255,856
Net unrealized (loss) on open futures contracts	(2,125)	(7,430)
Total equity in broker trading accounts	1,192,900	1,248,426
Cash and cash equivalents	536,380	296,104
Prepaid expenses	12,971	12,314
Total assets	1,742,251	1,556,844
Liabilities
Accounts payable and accrued liabilities	24,516	16,902
Total liabilities	24,516	16,902
Net assets	1,717,735	1,539,942
Analysis of net assets
Non-managing members	1,717,735	1,539,942
Managing members
Net assets (equivalent to $753.45 and $790.28 per unit)	$ 1,717,735	$ 1,539,942
Membership units outstanding
Non-managing member units outstanding	2,279.817	1,948.597
Managing members units outstanding
Total membership units outstanding	2,279.817	1,948.597